UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Income Fund

March 31, 2017

EMI-QTLY-0517
1.799872.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.6%
		Principal Amount(a)	Value
Argentina - 0.1%
YPF SA 8.5% 3/23/21 (b)		$4,330,000	$4,744,338
Azerbaijan - 1.9%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		10,445,000	10,424,110
Southern Gas Corridor CJSC:
6.875% 3/24/26 (b)		59,820,000	65,592,631
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		10,835,000	11,419,657

TOTAL AZERBAIJAN			87,436,398

Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (b)		7,495,000	8,012,155
Caixa Economica Federal:
4.25% 5/13/19 (b)		10,425,000	10,637,774
7.25% 7/23/24 (b)(c)		2,965,000	3,116,512

TOTAL BRAZIL			21,766,441

British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		17,600,000	16,149,690
Canada - 0.5%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		140,000	144,200
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		1,460,000	1,503,800
7.25% 5/15/22 (b)		3,510,000	3,619,688
7.25% 4/1/23 (b)		4,675,000	4,727,594
7.5% 4/1/25 (b)		7,790,000	7,848,425
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		4,500,000	5,056,875

TOTAL CANADA			22,900,582

Cayman Islands - 0.3%
Brazil Minas SPE 5.333% 2/15/28 (b)		6,985,000	6,915,150
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		22,610,000	8,139,600

TOTAL CAYMAN ISLANDS			15,054,750

Costa Rica - 0.2%
Banco de Costa Rica 5.25% 8/12/18 (b)		1,645,000	1,668,589
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		3,400,000	2,890,000
6.95% 11/10/21 (b)		3,639,000	3,829,756

TOTAL COSTA RICA			8,388,345

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		19,962,000	20,989,045
JSC BGEO Group 6% 7/26/23 (b)		7,755,000	7,811,767
JSC Georgian Railway 7.75% 7/11/22 (b)		9,770,000	10,741,138

TOTAL GEORGIA			39,541,950

Indonesia - 1.4%
PT Pertamina Persero:
5.625% 5/20/43 (b)		6,800,000	6,983,736
6% 5/3/42 (b)		30,041,000	31,811,887
6.5% 5/27/41 (b)		23,090,000	25,836,278

TOTAL INDONESIA			64,631,901

Ireland - 1.7%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,690,822
SCF Capital Ltd. 5.375% 6/16/23 (b)		6,835,000	7,050,303
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (b)		4,900,000	5,009,760
5.942% 11/21/23 (b)		13,140,000	14,054,675
6.025% 7/5/22 (b)		9,560,000	10,243,540
6.8% 11/22/25 (b)		9,000,000	10,044,918
6.902% 7/9/20 (b)		23,560,000	25,849,749

TOTAL IRELAND			77,943,767

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,076,000	3,738,632
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		6,670,000	6,603,273
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		10,555,000	10,332,290
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		16,130,000	17,704,127
7% 5/5/20 (b)		20,635,000	22,701,348
9.125% 7/2/18 (b)		17,540,000	18,896,263
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,952,607

TOTAL KAZAKHSTAN			78,189,908

Luxembourg - 1.2%
EVRAZ Group SA 5.375% 3/20/23 (b)		13,320,000	13,369,950
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		26,891,000	29,042,280
RSHB Capital SA 8.5% 10/16/23 (b)		2,460,000	2,792,100
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,240,000	2,307,200
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		9,075,000	9,085,890

TOTAL LUXEMBOURG			56,597,420

Mexico - 7.5%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		9,030,000	9,052,575
4.875% 1/15/24 (b)		10,990,000	11,303,215
Petroleos Mexicanos:
4.625% 9/21/23		7,340,000	7,382,205
4.7696% 3/11/22 (b)(c)		23,075,000	24,805,625
4.875% 1/24/22		21,340,000	21,952,458
4.875% 1/18/24		5,785,000	5,837,065
5.375% 3/13/22 (b)		2,280,000	2,388,300
5.5% 1/21/21		13,345,000	14,125,683
5.5% 6/27/44		7,160,000	6,319,058
5.625% 1/23/46		14,958,000	13,373,948
6.375% 2/4/21		22,900,000	24,840,317
6.375% 1/23/45		33,210,000	32,387,056
6.5% 6/2/41		94,795,000	94,415,820
6.75% 9/21/47		27,910,000	28,311,904
6.875% 8/4/26		46,420,000	51,526,200

TOTAL MEXICO			348,021,429

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		8,026,000	8,564,930
Netherlands - 6.4%
Dilijan Finance BV 12% 7/29/20 (b)		1,980,000	1,930,896
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		3,505,000	3,785,400
6.95% 7/10/42 (b)		8,840,000	9,286,685
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		4,700,000	6,027,750
Petrobras Global Finance BV:
6.25% 3/17/24		22,600,000	23,176,300
6.85% 6/5/2115		52,910,000	47,156,038
7.25% 3/17/44		6,925,000	6,838,438
8.375% 5/23/21		90,215,000	101,897,843
8.75% 5/23/26		83,775,000	96,969,563

TOTAL NETHERLANDS			297,068,913

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		13,600,000	13,657,854
6.75% 8/6/23 (b)		6,550,000	6,597,763
7.125% 2/11/25 (b)		7,015,000	7,082,849
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,075,000	5,815,257

TOTAL SOUTH AFRICA			33,153,723

Sri Lanka - 0.1%
Bank of Ceylon 6.875% 5/3/17 (b)		4,255,000	4,261,383
National Savings Bank 8.875% 9/18/18 (b)		2,625,000	2,795,625

TOTAL SRI LANKA			7,057,008

Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		4,665,833	4,574,756
9.75% 8/14/19 (b)		16,895,000	17,841,120

TOTAL TRINIDAD & TOBAGO			22,415,876

Turkey - 0.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		5,625,000	5,806,553
Export Credit Bank of Turkey 5% 9/23/21 (b)		3,420,000	3,374,186
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		4,475,000	4,392,857

TOTAL TURKEY			13,573,596

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		7,430,000	8,577,578
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)		31,185,000	31,278,555
SSB #1 PLC 9.375% 3/10/23 (b)		2,955,000	2,973,469
Vedanta Resources PLC 6.375% 7/30/22 (b)		4,660,000	4,683,300

TOTAL UNITED KINGDOM			38,935,324

United States of America - 1.7%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,564,753	2,600,018
Pemex Project Funding Master Trust:
6.625% 6/15/35		59,325,000	61,110,683
8.625% 2/1/22		12,438,000	14,428,080

TOTAL UNITED STATES OF AMERICA			78,138,781

Venezuela - 3.5%
Petroleos de Venezuela SA:
5.25% 4/12/17		15,260,000	14,558,040
5.375% 4/12/27		57,475,000	19,771,400
5.5% 4/12/37		68,595,000	23,322,300
6% 5/16/24 (b)		79,495,000	28,717,569
6% 11/15/26 (Reg. S)		91,480,000	32,027,148
8.5% 11/2/17 (b)		10,813,333	9,002,100
8.5% 11/2/17 (Reg. S)		2,616,667	2,178,375
8.5% 10/27/20 (Reg. S)		11,505,000	8,599,988
9% 11/17/21 (Reg. S)		17,725,000	8,441,531
9.75% 5/17/35 (b)		19,475,000	8,422,938
9.75% 5/17/35		4,955,000	2,143,038
12.75% 2/17/22 (b)		11,435,000	6,517,950

TOTAL VENEZUELA			163,702,377

TOTAL NONCONVERTIBLE BONDS
(Cost $1,508,756,139)			1,516,293,657

Government Obligations - 58.0%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		9,475,000	9,761,145
Argentina - 3.8%
Argentine Republic:
5.625% 1/26/22 (b)		11,610,000	11,888,640
6.25% 4/22/19 (b)		19,455,000	20,525,025
6.625% 7/6/28 (b)		9,000,000	8,820,000
6.875% 4/22/21 (b)		30,450,000	32,703,300
6.875% 1/26/27 (b)		22,910,000	23,230,740
7.125% 7/6/36 (b)		10,460,000	10,125,280
7.5% 4/22/26 (b)		37,150,000	39,490,450
8.28% 12/31/33		28,033,750	29,926,028

TOTAL ARGENTINA			176,709,463

Armenia - 0.8%
Republic of Armenia:
6% 9/30/20 (b)		30,740,000	32,230,890
7.15% 3/26/25 (b)		5,555,000	5,947,316

TOTAL ARMENIA			38,178,206

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		7,430,000	6,548,802
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (b)		16,559,000	12,336,455
7.25% 12/15/21 (b)		7,679,000	5,912,830

TOTAL BARBADOS			18,249,285

Belarus - 0.3%
Belarus Republic 8.95% 1/26/18		11,795,000	12,160,645
Brazil - 5.8%
Brazilian Federative Republic:
2.625% 1/5/23		11,500,000	10,666,250
4.25% 1/7/25		24,460,000	24,093,100
4.875% 1/22/21		13,130,000	13,835,738
5% 1/27/45		19,355,000	17,225,950
5.625% 1/7/41		16,205,000	15,759,363
5.625% 2/21/47		9,775,000	9,481,750
6% 4/7/26		17,640,000	19,174,680
7.125% 1/20/37		13,195,000	14,976,325
8.25% 1/20/34		38,250,000	47,672,888
8.75% 2/4/25		3,120,000	3,954,600
8.875% 4/15/24		4,005,000	5,016,263
10% 1/1/21	BRL	203,020,000	65,278,265
10.125% 5/15/27		6,670,000	9,554,775
12.25% 3/6/30		6,915,000	11,064,000

TOTAL BRAZIL			267,753,947

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (b)		21,185,000	23,997,944
Colombia - 0.6%
Colombian Republic 7.375% 9/18/37		22,945,000	29,277,820
Congo - 0.0%
Congo Republic 4% 6/30/29 (d)		1,208,771	877,193
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (b)		14,020,000	13,546,825
4.375% 4/30/25 (b)		8,360,000	7,858,400
7% 4/4/44 (b)		5,825,000	5,868,688
7.158% 3/12/45 (b)		6,145,000	6,252,538

TOTAL COSTA RICA			33,526,451

Croatia - 1.1%
Croatia Republic:
5.5% 4/4/23 (b)		5,890,000	6,345,650
6% 1/26/24 (b)		9,135,000	10,116,775
6.375% 3/24/21 (b)		14,725,000	16,303,520
6.625% 7/14/20 (b)		6,100,000	6,694,750
6.75% 11/5/19		8,735,000	9,510,755

TOTAL CROATIA			48,971,450

Dominican Republic - 1.3%
Dominican Republic:
5.5% 1/27/25 (b)		8,000,000	8,130,000
5.875% 4/18/24 (b)		5,170,000	5,409,113
5.95% 1/25/27 (b)		9,240,000	9,436,350
6.6% 1/28/24 (b)		4,625,000	5,012,344
6.85% 1/27/45 (b)		9,695,000	10,010,088
6.875% 1/29/26 (b)		3,690,000	4,040,550
7.45% 4/30/44 (b)		6,495,000	7,144,500
7.5% 5/6/21 (b)		8,245,000	9,110,725

TOTAL DOMINICAN REPUBLIC			58,293,670

Ecuador - 0.9%
Ecuador Republic:
7.95% 6/20/24 (b)		10,540,000	9,907,600
9.65% 12/13/26 (b)		9,190,000	9,511,650
10.5% 3/24/20 (b)		12,040,000	12,762,400
10.75% 3/28/22 (b)		7,555,000	7,989,413

TOTAL ECUADOR			40,171,063

Egypt - 1.0%
Arab Republic 5.875% 6/11/25 (b)		9,090,000	8,885,475
Arab Republic of Egypt:
6.125% 1/31/22 (b)		13,240,000	13,769,600
6.875% 4/30/40 (b)		3,170,000	2,975,806
7.5% 1/31/27 (b)		9,225,000	9,791,876
8.5% 1/31/47 (b)		10,560,000	11,352,000

TOTAL EGYPT			46,774,757

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		7,722,000	6,898,835
6.375% 1/18/27 (b)		7,095,000	6,350,025
7.375% 12/1/19		4,695,000	4,818,244
7.625% 2/1/41 (b)		5,850,000	5,389,313
7.65% 6/15/35 (Reg. S)		5,325,000	4,950,280
7.75% 1/24/23 (Reg. S)		2,995,000	3,049,060
8.25% 4/10/32 (Reg. S)		1,930,000	1,913,170
8.625% 2/28/29 (b)		6,565,000	6,778,363

TOTAL EL SALVADOR			40,147,290

Ethiopia - 0.1%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		6,035,000	5,770,969
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		12,200,000	11,788,250
6.95% 6/16/25 (b)		7,475,000	7,295,600

TOTAL GABON			19,083,850

Ghana - 1.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		11,235,000	10,880,536
8.125% 1/18/26 (b)		10,750,000	10,293,125
8.5% 10/4/17		755,000	772,176
9.25% 9/15/22 (b)		22,235,000	23,124,400
10.75% 10/14/30 (b)		18,875,000	22,163,025

TOTAL GHANA			67,233,262

Indonesia - 1.8%
Indonesian Republic:
4.75% 1/8/26 (b)		6,660,000	7,091,854
5.875% 1/15/24 (b)		7,205,000	8,170,549
6.625% 2/17/37		12,975,000	15,956,590
7.75% 1/17/38 (b)		5,990,000	8,287,381
8.25% 7/15/21	IDR	248,993,000,000	19,619,725
8.5% 10/12/35 (b)		16,590,000	23,947,930

TOTAL INDONESIA			83,074,029

Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		26,125,000	23,035,458
Ivory Coast - 0.5%
Ivory Coast:
5.75% 12/31/32		16,449,300	15,258,042
6.375% 3/3/28 (b)		7,540,000	7,360,925

TOTAL IVORY COAST			22,618,967

Jamaica - 0.5%
Jamaican Government:
6.75% 4/28/28		4,710,000	5,231,350
7.625% 7/9/25		6,845,000	7,910,082
7.875% 7/28/45		1,980,000	2,263,239
8% 3/15/39		6,405,000	7,337,760

TOTAL JAMAICA			22,742,431

Jordan - 0.4%
Jordanian Kingdom 5.75% 1/31/27 (b)		19,655,000	19,261,900
Kenya - 0.6%
Republic of Kenya 6.875% 6/24/24 (b)		30,210,000	30,062,575
Kuwait - 0.2%
State of Kuwait 3.5% 3/20/27 (b)		8,050,000	8,140,563
Lebanon - 5.0%
Lebanese Republic:
4% 12/31/17		26,395,500	26,263,523
5% 10/12/17		19,205,000	19,327,912
5.15% 6/12/18		59,975,000	60,736,683
5.15% 11/12/18		7,020,000	7,113,942
5.45% 11/28/19		29,050,000	29,636,810
6% 5/20/19		17,825,000	18,192,765
6.1% 10/4/22		16,230,000	16,572,356
6.375% 3/9/20		8,185,000	8,502,742
6.6% 11/27/26		8,975,000	9,075,789
6.65% 2/26/30 (Reg. S)		14,443,000	14,298,570
6.75% 11/29/27 (Reg. S)		6,300,000	6,360,178
7.05% 11/2/35(Reg. S)		4,040,000	4,041,131
8.25% 4/12/21 (Reg.S)		13,105,000	14,488,233

TOTAL LEBANON			234,610,634

Mexico - 2.3%
United Mexican States 10% 12/5/24	MXN	1,719,475,000	108,038,383
Mongolia - 0.7%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		16,025,000	15,962,823
5.125% 12/5/22 (Reg. S)		11,835,000	11,137,197
8.75% 3/9/24 (b)		5,625,000	6,130,041

TOTAL MONGOLIA			33,230,061

Namibia - 0.0%
Republic of Namibia 5.5% 11/3/21 (b)		1,822,000	1,932,504
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,156,250	5,311,350
Nigeria - 0.3%
Republic of Nigeria 7.875% 2/16/32 (b)		12,940,000	13,489,950
Oman - 1.7%
Sultanate of Oman:
4.75% 6/15/26 (b)		13,740,000	13,843,050
5.375% 3/8/27 (b)		18,370,000	19,196,650
6.5% 3/8/47 (b)		45,510,000	48,013,050

TOTAL OMAN			81,052,750

Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,445,000	5,768,749
8.25% 4/15/24 (b)		3,465,000	3,829,989

TOTAL PAKISTAN			9,598,738

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		5,299,000	7,464,966
9.375% 4/1/29		7,320,000	10,723,800

TOTAL PANAMA			18,188,766

Paraguay - 0.2%
Republic of Paraguay:
4.7% 3/27/27 (b)		4,535,000	4,591,688
6.1% 8/11/44 (b)		2,210,000	2,370,225

TOTAL PARAGUAY			6,961,913

Qatar - 0.1%
State of Qatar 9.75% 6/15/30 (Reg. S)		3,635,000	5,769,617
Russia - 2.2%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		10,400,000	10,842,000
Russian Federation:
4.875% 9/16/23 (b)		9,590,000	10,278,178
5.625% 4/4/42 (b)		15,305,000	16,817,134
12.75% 6/24/28 (Reg. S)		35,894,000	63,218,308

TOTAL RUSSIA			101,155,620

Rwanda - 0.2%
Republic of Rwanda 6.625% 5/2/23 (b)		10,495,000	10,574,552
Saudi Arabia - 2.5%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (b)		40,915,000	40,198,988
4.5% 10/26/46 (b)		77,260,000	76,155,182

TOTAL SAUDI ARABIA			116,354,170

Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (b)		2,415,000	2,434,562
8.75% 5/13/21 (b)		5,565,000	6,303,030

TOTAL SENEGAL			8,737,592

South Africa - 0.3%
South African Republic 5.875% 9/16/25		10,890,000	11,717,858
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,960,000	3,029,385
5.875% 7/25/22 (b)		3,225,000	3,308,973
6% 1/14/19 (b)		3,180,000	3,291,195
6.25% 10/4/20 (b)		4,345,000	4,572,300
6.25% 7/27/21 (b)		4,475,000	4,709,145
6.85% 11/3/25 (b)		5,415,000	5,600,864

TOTAL SRI LANKA			24,511,862

Suriname - 0.3%
Republic of Suriname 9.25% 10/26/26 (b)		13,490,000	13,388,825
Tanzania - 0.0%
United Republic of Tanzania 7.421% 3/9/20 (c)		1,840,000	1,942,083
Turkey - 4.6%
Turkish Republic:
4.25% 4/14/26		4,560,000	4,222,560
4.875% 10/9/26		23,995,000	23,090,772
5.125% 3/25/22		5,305,000	5,397,700
5.625% 3/30/21		8,380,000	8,750,396
5.75% 3/22/24		13,855,000	14,374,008
6% 3/25/27		16,945,000	17,601,619
6% 1/14/41		8,560,000	8,455,739
6.25% 9/26/22		28,630,000	30,571,114
6.75% 5/30/40		3,755,000	4,013,344
6.875% 3/17/36		37,300,000	40,417,534
7% 6/5/20		10,755,000	11,735,103
7.375% 2/5/25		18,885,000	21,410,869
8% 2/14/34		9,740,000	11,689,948
11.875% 1/15/30		8,075,000	12,513,343

TOTAL TURKEY			214,244,049

Ukraine - 3.3%
Ukraine Government:
0% 5/31/40 (b)(c)		44,715,000	16,522,193
7.75% 9/1/19 (b)		42,093,000	42,913,814
7.75% 9/1/20 (b)		40,167,000	40,090,683
7.75% 9/1/21 (b)		14,542,000	14,325,033
7.75% 9/1/22 (b)		6,292,000	6,041,893
7.75% 9/1/23 (b)		7,322,000	6,919,290
7.75% 9/1/24 (b)		7,142,000	6,677,770
7.75% 9/1/25 (b)		7,352,000	6,800,482
7.75% 9/1/26 (b)		6,727,000	6,175,991
7.75% 9/1/27 (b)		6,292,000	5,772,910

TOTAL UKRAINE			152,240,059

United States of America - 4.8%
U.S. Treasury Bonds 2.875% 11/15/46		227,629,000	220,782,358
Venezuela - 2.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (e)		211,320	1,109,430
6% 12/9/20		14,095,000	6,927,693
7% 12/1/18 (Reg. S)		9,575,000	6,606,750
7% 3/31/38		8,645,000	3,458,000
7.65% 4/21/25		35,495,000	14,730,425
7.75% 10/13/19 (Reg. S)		13,260,000	7,425,600
8.25% 10/13/24		16,655,000	7,453,113
9% 5/7/23 (Reg. S)		25,080,000	11,411,400
9.25% 9/15/27		25,050,000	11,610,675
9.25% 5/7/28 (Reg. S)		45,490,000	19,333,250
9.375% 1/13/34		22,015,000	9,906,750
11.75% 10/21/26 (Reg. S)		14,165,000	7,365,800
11.95% 8/5/31 (Reg. S)		18,410,000	9,941,400
12.75% 8/23/22		12,445,000	7,186,988
13.625% 8/15/18		5,105,000	4,262,675

TOTAL VENEZUELA			128,729,949

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		5,440,000	5,544,426
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (b)		5,370,000	4,900,125
8.5% 4/14/24 (b)		4,790,000	4,929,293
8.97% 7/30/27 (b)		6,215,000	6,494,675

TOTAL ZAMBIA			16,324,093

TOTAL GOVERNMENT OBLIGATIONS
(Cost $2,645,537,561)			2,696,855,297
		Shares	Value

Common Stocks - 0.8%
Canada - 0.2%
First Quantum Minerals Ltd.		150,000	1,593,789
Pacific Exploration and Production Corp.		285,017	9,108,713

TOTAL CANADA			10,702,502

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (f)		149,000	16,066,670
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.		4,345	8,011,009
United Arab Emirates - 0.0%
DP World Ltd.		17,382	373,713
TOTAL COMMON STOCKS
(Cost $33,260,266)			35,153,894

Investment Companies - 0.8%
United States of America - 0.8%
iShares MSCI Emerging Markets Index ETF (g)		576,600	22,712,274
iShares MSCI Mexico Index ETF (g)		237,600	12,157,992
TOTAL INVESTMENT COMPANIES
(Cost $33,387,579)			34,870,266
		Principal Amount(a)	Value

Preferred Securities - 0.3%
China - 0.1%
Sinochem Group 5% (b)(c)(h)		3,040,000	3,175,183
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(c)(h)		6,840,000	6,706,975
Ireland - 0.1%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(h)		4,650,000	5,003,535
TOTAL PREFERRED SECURITIES
(Cost $14,516,409)			14,885,693
		Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.84% (i)		298,211,191	298,270,833
Fidelity Securities Lending Cash Central Fund 0.84% (i)(j)		34,419,258	34,422,700
TOTAL MONEY MARKET FUNDS
(Cost $332,672,185)			332,693,533
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $4,568,130,139)			4,630,752,340
NET OTHER ASSETS (LIABILITIES) - 0.3%			15,932,299
NET ASSETS - 100%			$4,646,684,639

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

MXN – Mexican peso

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,814,034,736 or 39.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Quantity represents share amount.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$326,269
Fidelity Securities Lending Cash Central Fund	20,659
Total	$346,928

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$9,108,713	$9,108,713	$--	$--
Industrials	373,713	373,713	--	--
Information Technology	24,077,679	24,077,679	--	--
Materials	1,593,789	1,593,789	--	--
Corporate Bonds	1,516,293,657	--	1,514,362,761	1,930,896
Government Obligations	2,696,855,297	--	2,695,745,867	1,109,430
Investment Companies	34,870,266	34,870,266	--	--
Preferred Securities	14,885,693	--	14,885,693	--
Money Market Funds	332,693,533	332,693,533	--	--
Total Investments in Securities:	$4,630,752,340	$402,717,693	$4,224,994,321	$3,040,326

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $4,529,137,421. Net unrealized appreciation aggregated $101,614,919, of which $221,285,491 related to appreciated investment securities and $119,670,572 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017